Corporate and Group Information (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Corporate and Group Information (Details) [Line Items]
Preference shares (in Dollars) | $	$ 4,450,419
Ordinary shares warrants	33,379,256
Preferred shares warrants	14,486,506
Share exchange ratio	0.307212
Warrants (in Dollars) | $	$ 20,067,574
Warrants shares	20,067,574
Public warrants	19,833,035
Private warrants	6,449,936
Ordinary shares of Brindgetown	24,515,133
Warrant of brindgetown	26,282,971
Bridgetown’s ordinary per shares (in Dollars per share) | $ / shares	$ 6.15
Profit loss expenses (in Dollars) | $	$ 67,027,000
Class A Ordinary Shares [Member]
Corporate and Group Information (Details) [Line Items]
Ordinary share exchange	10,254,474
Exchange of shares	24,515,133
Ordinary shares	451,839
Class B Ordinary Shares [Member]
Corporate and Group Information (Details) [Line Items]
Exchange of shares	24,515,133